Special Charges	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Special Charges

9. Special Charges and Merger Related Expenses

Special Charges

Based on agreements reached with various workgroups in 2012, the Company expects to reduce a total of approximately 10,500 positions. Consequently, during 2012, the Company recorded charges for severance related costs associated with the voluntary and involuntary reductions in certain work groups. The severance charges will be paid through the end of 2013.

The following table summarizes the components of the Company’s special charges and the remaining accruals for these charges (in millions) as of March 31, 2013:

	Facility Exit Costs	Employee Charges	Total
Remaining accrual at December 31, 2012	$4	192	$196
Special charges	4	8	12
Non-cash charges	(4)	—	(4)
Adjustments	—	—	—
Payments	—	(61)	(61)

Remaining accrual at March 31, 2013	$4	$139	$143

Merger Related Expenses

Merger related expenses for the three months ended March 31, 2013 were $16 million. See Note 13 to the Condensed Consolidated Financial Statements for information on the Merger Agreement.

3. Special Charges and Restructuring Activities

Employee Charges

The Company’s business plan as announced on February 1, 2012 contemplates, among other things, significantly reducing the number of positions. Based on agreements reached with various workgroups we now expect to reduce a total of approximately 10,500 positions. During the second quarter, the Company commenced both voluntary and involuntary employee separations from the Company. Consequently, during 2012, the Company recorded charges of approximately $361 million for severance related costs associated with the voluntary and involuntary reductions in certain work groups. The severance charges will be paid through the end of 2013.

Aircraft Charges

In connection with the Boeing and Airbus aircraft agreements entered into by American in the second quarter of 2011, and the Company’s anticipated acceleration of its fleet renewal and replacement plan, the Company recorded an impairment charge of $713 million in 2011 to write its Boeing 757 aircraft and certain related long-lived assets down to their estimated fair values. For further information regarding the Boeing and Airbus agreements, see Note 17 to the consolidated financial statements.

In 2008 and 2009, the Company announced capacity reductions due to unprecedented high fuel costs at that time and the other challenges facing the industry. In connection with these capacity reductions, the Company incurred special charges related to aircraft and certain other charges.

The following table summarizes the components of the Company’s special charges, the remaining accruals for these charges and the capacity reduction related charges (in millions) as of December 31, 2012:

	Aircraft Charges	Facility Exit Costs	Employee Charges	Total
Remaining accrual at January 1, 2010	$155	$20	$—	$175
Non-cash charges	—	—	—	—
Adjustments	(8)	11	—	3
Payments	(88)	(4)	—	(92)

Remaining accrual at December 31, 2010	$59	$27	$—	$86
Non-cash charges	(725)	1	—	(724)
Adjustments	751	(8)	—	743
Payments	(36)	(4)	—	(40)

Remaining accrual at December 31, 2011	$49	$16	$—	$65
Special charges	11	13	361	385
Non-cash charges	(11)	(13)	—	(24)
Adjustments	(47)	(11)	—	(58)
Payments	(2)	(1)	(169)	(172)

Remaining accrual at December 31, 2012	$—	$4	$192	$196

Cash outlays related to the accruals for facility exit costs will occur through 2017. However, these cash outlays could be modified in the Chapter 11 proceedings.

Other

As a result of the Terrorist Attacks and the subsequent liability protections provided for by the Air Transportation Safety and System Stabilization Act (the Stabilization Act), the Company recorded a liability for the Terrorist Attacks claims equal to the related insurance receivable due to American. The Stabilization Act provides that, notwithstanding any other provision of law, liability for all claims, whether compensatory or punitive, arising from the Terrorist Attacks, against any air carrier shall not exceed the liability coverage maintained by the air carrier. In the second quarter of 2011, the Company received $576 million in insurance proceeds as partial settlement of claims related to the Terrorist Attacks. The Company used these funds to pay a portion of its share of the associated liability. Reflecting this settlement, the remaining liability, and the amount of the offsetting receivable as of December 31, 2012, were each $1.1 billion.